Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Loss Before Provision for Income Taxes

Loss before provision for income taxes was as follows:

	Year Ended December 31,
	2012	2013	2014
	(in thousands)
United States	$(18,358)	$(34,393)	$(49,634)
Foreign	(420)	119	1,313

Total	$(18,778)	$(34,274)	$(48,321)

Schedule of Differences Between Income Taxes Computed at the Federal Statutory Rate and the Provision for Income Taxes

The following reconciles the differences between income taxes computed at the federal statutory rate of 35% and the provision for income taxes:

	Year Ended December 31,
	2012	2013	2014
	(in thousands)
Expected income tax benefit at the federal statutory rate	$6,572	$11,997	$16,913
State tax net of federal benefit	653	1,197	1,709
Stock-based compensation	(462)	(830)	(886)
Difference in foreign tax rates	(95)	27	289
Research and development credits	140	444	1,331
Valuation allowance for deferred tax assets	(6,959)	(12,367)	(16,839)
Expired state net operating losses			(1,880)
Other	151	(468)	(545)

Income tax benefit	$—	$—	$92

Components of the Company's Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities were as follows:

	Year Ended December 31,
	2012	2013	2014
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$23,810	$35,077	$46,615
Research and investment credits	541	986	2,334
Accruals and reserves	2,025	2,430	3,423
Depreciation	202	172	372
Stock-based compensation	124	395	5,409

Total deferred tax assets	$26,702	$39,060	$58,153

Deferred tax liabilities:
Intangible and prepaid assets	(123)	(57)	(2,367)
Capitalized costs	(563)	(620)	(441)

Total deferred tax liabilities	(686)	(677)	(2,808)

Valuation allowance	(26,016)	(38,383)	(55,221)

Net deferred tax assets	$—	$—	$124

Summary of Activity Related to Unrecognized Tax Benefits

The following summarizes activity related to unrecognized tax benefits:

	Year Ended December 31,
	2012	2013	2014
	(in thousands)
Unrecognized benefit—beginning of the year	$552	$667	$1,030
Gross increases—current period positions	115	363	683

Unrecognized benefit—end of period	$667	$1,030	$1,713